10. Related Party Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Payables
8.	RELATED PARTY PAYABLES

The Company has engaged the family of Darren Marks, its Chief Executive Officer, to assist in the development of the Grom Social website and mobile application. These individuals have created over 1,400 hours of original short form content. Mr. Marks’ wife Sarah, his sons Zachary (the founder of Grom), Luke, Jack, and Dawson, and his daughters Caroline and Victoria all work for the Company either as employees or contractors.

•	The amount paid to these related parties during the nine months ended September 30, 2020 were as follows: Zachary $21,000.

•	The amounts paid to these related parties during the nine months ended September 30, 2019 was as follows: Sarah $12,600, Zachary $33,750, Luke $14,400, Jack $1,800, Victoria $2,250 and Caroline $3,750.

Compensation for services provided by the Marks family is expected to continue for the foreseeable future. Each member of the Marks family is actively involved in the creation of content for the website and mobile app, including numerous videos focusing on social responsibility, anti-bullying, digital citizenship, unique blogs, and special events.

Liabilities Due to Executive and Other Officers

Messrs. Darren Marks and Melvin Leiner, both officers of the Company, have made numerous loans to Grom to help fund operations. These loans are non-interest bearing and callable on demand. No such loans were made to the Company during the three months ended September 30, 2020. Neither Mr. Marks nor Mr. Leiner have any intention of calling these loans at present. The loan balances are classified as short-term obligations under Related Party Payables on the Company’s balance sheet. As of September 30, 2020 and December 31, 2019, the outstanding balances due to Mr. Marks were $74,529 and $215,122, respectively, and the outstanding balances due to Mr. Leiner were $90,475 and $210,929, respectively.

On July 13, 2018, Dr. Thomas Rutherford, a director, loaned the Company $50,000 to help fund operations. The loan is non-interest bearing and callable on demand. Dr. Rutherford does not have any intention of calling the loan at present. The loan balance is classified as a short-term obligation under Related Party Payables on the Company’s balance sheet.

As of September 30, 2020 and December 31, 2019, the aggregate related party payables were $213,233 and $462,137, respectively.

10.	RELATED PARTY PAYABLES AND ACTIVITY

The Company has engaged the family of Darren Marks, its Chief Executive Officer, to assist in the development of the Grom Social website and mobile application. These individuals have created over 1,400 hours of original short form content. Mr. Marks’ wife Sarah, his sons Zachary (the founder of Grom), Luke, Jack, and Dawson, and his daughters Caroline and Victoria all work for the Company either as employees or contractors.

•	The amounts they were paid during the year ended December 31, 2019 are as follows: Sarah $12,600, Zachary $40,593, Luke $17,659, Jack $1,800, Victoria $2,250 and Caroline $3,750.

•	The total annual compensation payable to these six individuals for the years ended December 31, 2019 and 2018, was $78,652 and $180,800, respectively, which the Company believes is below market rate for the value of the services performed.

Compensation for services provided by the Marks family is expected to continue for the foreseeable future. Each member of the Marks family is actively involved in the creation of content for the website and mobile app, including numerous videos focusing on social responsibility, anti-bullying, digital citizenship, unique blogs, and special events.

Liabilities Due to Executive and Other Officers

Messrs. Darren Marks and Melvin Leiner, both officers of the Company, have made numerous loans to Grom to help fund operations. These loans are non-interest bearing and callable on demand. No such loans were made to the Company during the years ended December 31, 2019 and 2018. Neither Mr. Marks nor Mr. Leiner have any intention of calling these loans at present. The loan balances are classified as short-term obligations under Related Party Payables on the Company’s balance sheet.

During the years ended December 31, 2018 and 2019, Mr. Marks and Mr. Leiner agreed to convert portions of their loans into equity. These transactions are summarized as follows:

Name	Date	Amount of Loan Principal Converted to Equity	Share Price Used for conversion	Trading price of Grom stock on the date of conversion	Shares issued

Darren Marks	10/15/2018	333,333	$0.31	0.19	1,075,268
	12/10/2019	100,000	$0.18	0.10	571,429

Melvin Leiner	10/15/2018	166,667	$0.31	0.19	537,635
	12/10/2019	100,000	$0.18	0.10	571,428

As of December 31, 2019 and 2018, the outstanding balances due to Mr. Marks were $215,122 and $469,506, respectively, and the outstanding balances due to Mr. Leiner were $210,929 and $451,944, respectively.

On July 13, 2018, our director, Dr. Thomas Rutherford loaned the Company $50,000 to help fund operations. The loan is non-interest bearing and callable on demand. Dr. Rutherford does not have any intention of calling the loan at present. The loan balance is classified as a short-term obligation under Related Party Payables on the Company’s balance sheet.

During the first quarter of 2018, Wayne Dearing, Managing Director of TD Holdings, and Stella Dearing, Director of Operations of Top Draw, loaned an aggregate of $435,085 to Top Draw to help to finance working capital needs, capital expenditures, and leasehold improvements at its production facilities in Manila, Philippines. These loans bear interest at a rate of 5% per annum and are callable on demand. As of December 31, 2019, all amounts owed to Mr. and Mrs. Dearing as a result of these loans had been fully repaid.

As of December 31, 2019 and 2018, the aggregate related party payables were $462,137 and $1,181,645, respectively.